(2_FIDELITY_LOGOS)FIDELITY INVESTMENTS

VARIABLE ANNUITY ACCOUNT I






ANNUAL REPORT
DECEMBER 31, 1996


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.


STATEMENT OF ASSETS AND LIABILITIES

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                                                                                DECEMBER 31, 1996

ASSETS

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 516,421,448 shares (cost $516,421,448)               $ 516,421,448

  High Income Portfolio - 20,350,982 shares (cost $237,197,853)                  254,794,294

  Equity-Income Portfolio - 65,552,276 shares (cost $1,058,931,535)              1,378,564,385

  Growth Portfolio - 30,615,412 shares (cost $766,643,782)                       953,363,919

  Overseas Portfolio - 13,041,994 shares (cost $214,953,936)                     245,711,153



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 6,800,548 shares (cost $81,300,775)          83,238,712

  Asset Manager Portfolio - 41,464,924 shares (cost $605,056,011)                702,001,153

  Index 500 Portfolio - 4,007,905 shares (cost $306,622,134)                     357,224,531

  Asset Manager Growth Portfolio - 14,139,054 shares (cost $172,034,926)         185,221,607

  Contrafund Portfolio - 54,748,561 shares (cost $726,283,082)                   906,636,168



   Total Assets                                                                 $ 5,583,177,370



LIABILITIES



   Total Liabilities                                                             0



NET ASSETS

 Variable Annuity Contracts                                                     $ 5,442,772,112

 Annuity Reserves                                                                139,079,202

 Retained in Variable Account by Fidelity Investments Life Insurance Company     1,326,056



   Total Net Assets                                                             $ 5,583,177,370


STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                       SUBACCOUNTS INVESTING IN:



                       VIP -                         VIP -                         VIP -
                       MONEY MARKET                  HIGH INCOME                   EQUITY-INCOME

                       12/31/96       12/31/95       12/31/96       12/31/95       12/31/96       12/31/95

INCOME:

 Dividends             $ 22,183,498   $ 20,938,185   $ 16,728,273   $ 7,310,462    $ 55,685,270   $ 54,694,031

EXPENSES:

 Mortality,                            3,678,351
 expense risk
 and adminis-           4,265,461                     2,133,584      1,424,671      13,282,629     8,919,504
 trative charges

Net investment          17,918,037     17,259,834     14,594,689     5,885,791      42,402,641     45,774,527
 income (loss)

Realized gain                          0              4,215,546      3,468,694      44,973,966     4,662,258

Unrealized
 appreciation
 (depreciation)         0              0              6,407,080      14,660,109     71,715,782     205,095,093
 during the year

Net increase
 in net assets
 from operations        17,918,037     17,259,834     25,217,315     24,014,594     159,092,38     255,531,878
                                                                                   9

Payments
 received from
 contract owners        716,350,463     589,374,91     19,246,520     12,599,198     67,800,413     57,511,018
                       3              4

Transfers
 between sub-           (572,043,36    (541,618,26    39,372,795     46,531,837     8,556,850      249,534,173
 accounts and the      5)             8)

 fixed account, net

Transfers
 for contract
 benefits and           (34,497,387    (22,256,309    (4,602,693)    (2,760,110)    (27,944,559    (19,939,132
 terminations          )              )                                            )              )

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (117,521)      (165,577)      (16,920)       (80,197)       (375,090)      (608,712)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             109,692,19     25,334,760     53,999,702     56,290,728     48,037,614     286,497,347
 from contract         0
 transactions

Retained in
 (returned from)
 Variable               (279,345)      78,923         (113,623)      77,233         (734,182)      602,520
 Annuity
 Account I, net

Total increase
 (decrease) in          127,330,88     42,673,517     79,103,394     80,382,555     206,395,82     542,631,745
 net assets            2                                                           1

Net assets at
 beginning              389,090,56     346,417,04     175,690,90     95,308,345     1,172,168,5    629,536,819
 of period             6              9              0                             64

Net assets at end
 of period             $ 516,421,4    $ 389,090,5    $ 254,794,2    $ 175,690,9    $ 1,378,564,   $ 1,172,168,
                       48             66             94             00             385            564




                                                     VIP -
                       VIP - GROWTH                  OVERSEAS

                       12/31/96       12/31/95       12/31/96       12/31/95

INCOME:

 Dividends             $ 52,408,31    $ 2,257,895    $ 5,076,103    $ 1,831,239
                       1

EXPENSES:

 Mortality,
 expense risk
 and adminis-           8,895,743      5,588,458      2,325,480
 trative charges                                                     2,035,083

Net investment          43,512,568     (3,330,563)    2,750,623
 income (loss)                                                       (203,844)

Realized gain           34,665,280     11,540,837     4,977,991      12,959,632

Unrealized
 appreciation
 (depreciation)         25,231,481     132,834,43     17,808,822
 during the year                      6                              2,395,325

Net increase
 in net assets
 from operations        103,409,32     141,044,71     25,537,436     15,151,113
                       9              0

Payments
 received from
 contract owners        65,624,862     45,108,759     15,310,022     8,380,232

Transfers
 between sub-           88,618,608     138,179,18     27,187,801
 accounts and the                     1                              (87,240,272
                                                                    )
 fixed account, net

Transfers
 for contract
 benefits and           (19,664,847    (12,065,908    (5,076,410)
 terminations          )              )                              (5,160,163)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (325,787)      (319,611)      (58,320)
 Insurance
 Co., net                                                            (100,463)

Net increase
 (decrease) in
 net assets             134,252,83     170,902,42     37,363,093
 from contract         6              1                              (84,120,666
 transactions                                                       )

Retained in
 (returned from)
 Variable               (385,048)      338,618        (91,969)
 Annuity
 Account I, net                                                      (48,579)

Total increase
 (decrease) in          237,277,11     312,285,74     62,808,560
 net assets            7              9                              (69,018,132
                                                                    )

Net assets at
 beginning              716,086,80     403,801,05     182,902,59
 of period             2              3              3               251,920,72
                                                                    5

Net assets at end
 of period             $ 953,363,9    $ 716,086,8    $ 245,711,1    $ 182,902,5
                       19             02             53             93


                       VIP II -
                       INVESTMENT                    VIP II -                    VIP II -
                       GRADE BOND                    ASSET MANAGER               INDEX 500

                       12/31/96       12/31/95       12/31/96      12/31/95                     12/31/95
                                                                                 12/31/96

INCOME:

 Dividends             $ 3,861,311    $ 1,682,779    $ 47,469,96   $ 17,964,09   $ 5,677,684    $ 502,158
                                                     3             3

EXPENSES:

 Mortality,
 expense risk
 and adminis-                          565,912        7,112,472     7,872,594     2,166,085      599,028
 trative charges        785,033

Net investment                         1,116,867      40,357,491    10,091,499    3,511,599      (96,870)
 income (loss)          3,076,278

Realized gain           888,717        681,765        20,343,996    35,055,886    4,975,965      1,070,836

Unrealized
 appreciation
 (depreciation)                        6,589,640      27,445,480    68,350,367    33,991,964     15,941,637
 during the year        (2,329,345)

Net increase
 in net assets
 from operations        1,635,650      8,388,272      88,146,967    113,497,75    42,479,528     16,915,603
                                                                   2

Payments
 received from
 contract owners        4,922,193      3,797,513      13,647,683    14,616,755    33,319,804     9,671,827

Transfers
 between sub-                          12,837,639     (114,227,0    (264,298,1    167,661,29     67,965,310
 accounts and the                                    37)           70)           1
                        9,167,153
 fixed account, net

Transfers
 for contract
 benefits and                          (2,319,156)    (25,764,39    (26,861,42    (3,781,296)    (1,614,181)
 terminations           (2,141,175)                  1)            4)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life                            (48,775)       (237,492)     (582,886)     (64,159)       (147,556)
 Insurance
 Co., net               56,907

Net increase
 (decrease) in
 net assets                            14,267,221     (126,581,2    (277,125,7    197,135,64     75,875,400
 from contract                                       37)           25)           0
 transactions           12,005,078

Retained in
 (returned from)
 Variable                              14,585         (616,502)     (63,314)      (30,838)       108,453
 Annuity
 Account I, net         (109,244)

Total increase
 (decrease) in                         22,670,078     (39,050,77    (163,691,2    239,584,33     92,899,456
 net assets             13,531,484                   2)            87)           0

Net assets at
 beginning                             47,037,150     741,051,92    904,743,21    117,640,20     24,740,745
 of period              69,707,228                   5             2             1

Net assets at end
 of period             $ 83,238,71    $ 69,707,22    $ 702,001,1   $ 741,051,9   $ 357,224,5    $ 117,640,2
                       2              8              53            25            31             01


                       VIP II -
                       ASSET MANAGER:                VIP II -
                       GROWTH                        CONTRAFUND                   TOTAL

                       12/31/96       12/31/95*     12/31/96       12/31/95*                     12/31/95
                                                                                  12/31/96

INCOME:

 Dividends             $ 9,328,581    $ 2,142,569   $ 4,625,874    $ 5,839,546    $ 223,044,8    $ 115,162,9
                                                                                  68             57

EXPENSES:

 Mortality,
 expense risk
 and adminis-           1,063,876      285,667       6,890,563      2,454,097      48,920,926     33,423,365
 trative charges

Net investment          8,264,705      1,856,902     (2,264,689)    3,385,449      174,123,94     81,739,592
 income (loss)                                                                    2

Realized gain           673,453        327,488       8,702,452      1,396,988      124,417,36     71,164,384
                                                                                  6

Unrealized
 appreciation
 (depreciation)         9,972,956      3,213,726     123,250,95     57,102,130     313,495,17     506,182,46
 during the year                                    6                             6              3

Net increase
 in net assets
 from operations        18,911,114     5,398,116     129,688,71     61,884,567     612,036,48     659,086,43
                                                    9                             4              9

Payments
 received from
 contract owners        15,662,363     7,219,229     81,653,439     66,578,676     1,033,537,     814,858,12
                                                                                  762            1

Transfers
 between sub-           101,765,22     38,869,985    248,553,82     331,463,99     4,613,143      (7,774,589)
 accounts and the      4                            3              6

 fixed account, net

Transfers
 for contract
 benefits and           (2,189,943)    (418,914)     (10,123,89     (2,955,853)    (135,786,6     (96,351,150
 terminations                                       9)                            00)            )

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (38,727)       (6,713)       (261,226)      (51,336)       (1,438,335)    (2,111,826)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             115,198,91     45,663,587    319,822,13     395,035,48     900,925,97     708,620,55
 from contract         7                            7              3              0              6
 transactions

Retained in
 (returned from)
 Variable               4,437          45,436        (180,555)      385,817        (2,536,869)    1,539,692
 Annuity
 Account I, net

Total increase
 (decrease) in          134,114,46     51,107,139    449,330,30     457,305,86     1,510,425,     1,369,246,6
 net assets            8                            1              7              585            87

Net assets at
 beginning              51,107,139     0             457,305,86     0              4,072,751,     2,703,505,0
 of period                                          7                             785            98

Net assets at end
 of period             $ 185,221,6    $ 51,107,13   $ 906,636,1    $ 457,305,8    $5,583,177     $ 4,072,751,
                       07             9             68             67             ,370           785


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1996 and 1995


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION.

Fidelity Investments Variable Annuity Account I (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company
(FILI) on July 22, 1987 and exists in accordance with the regulations of the Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp.

Beginning in 1995, FILI added two new subaccounts to the Account; Asset
Manager: Growth and Contrafund.

2. SIGNIFICANT ACCOUNTING POLICIES.

Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the Code).

The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Certain amounts in the financial statements for 1995 have been reclassified to correspond to the 1996 presentation.

3. EXPENSES.

FILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of 1% of net assets) for administrative expenses and for the assumption of mortality and expense risks. FILI also deducts an annual maintenance charge of $30 from the Fidelity Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. AFFILIATED COMPANY TRANSACTIONS.

The contracts are distributed through Fidelity Brokerage Services, Inc.
(FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

5. PURCHASES AND SALES OF INVESTMENTS.

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1996:

                   PURCHASES       SALES

Money Market       $               $
                   390,849,861     263,518,979

High Income          114,872,935     46,392,168

Equity-Income        206,042,181     116,336,110

Growth               262,760,096     85,379,737

Overseas             73,653,371      33,631,624

Investment Grade     36,182,001      21,209,887

Asset Manager        49,130,239      135,970,488

Index 500            216,167,690     15,551,289

Asset Manager:       127,250,459     3,782,400
Growth

Contrafund           344,642,466     27,265,571

6. UNIT VALUES.

A summary of changes in accumulation unit values and accumulation units outstanding for variable annuity contracts at December 31, 1996 and 1995 are as follows:

                                                  PAYMENTS
                                   BEGINNING      RECEIVED       TRANSFERS     CONTRACT
                                   BALANCE        FROM CONTRACT  BETWEEN       TERMINATION
                                                  OWNERS         SUBACCOUNTS,  S
                                                                 NET
                                   UNITS



JANUARY 1, 1996 TO DECEMBER 31,
1996

 Money Market Subaccount            26,268,846    42,913,398    (38,375,363)    2,586,683

 High Income Subaccount             7,797,315     816,399       1,649,890       (406,652)

 Equity-Income Subaccount           41,937,122    2,359,548     324,284         (1,547,837)

 Growth Subaccount                  23,019,869    1,987,476     2,629,901       (864,978)

 Overseas Subaccount                9,560,376     770,514       1,400,639       (311,673)

 Investment Grade Subaccount        3,993,107     291,738       528,603         (198,064)

 Asset Manager Subaccount           39,821,641    708,287       (6,035,625)     (1,431,676)

 Index 500 Subaccount               7,333,800     1,943,169     9,613,725       (729,850)

 Asset Manager: Growth              4,035,434     1,168,481     7,592,101       (534,078)
Subaccount

 Contrafund Subaccount              32,421,946    5,482,352     16,672,452      (1,566,501)



JANUARY 1, 1995 TO DECEMBER 31,
1995

 Money Market Subaccount            24,546,739    38,644,291    (35,319,303)    (1,602,881)

 High Income Subaccount             5,106,950     605,925       2,334,094       (249,654)

 Equity-Income Subaccount           30,415,281    2,381,915     10,482,774      (1,342,848)

 Growth Subaccount                  17,470,386    1,561,974     4,557,411       (569,902)

 Overseas Subaccount                14,336,196    467,953       (4,944,962)     (298,811)

 Investment Grade Subaccount        3,151,087     239,183       796,388         (193,551)

 Asset Manager Subaccount           56,621,559    875,715       (15,993,891)    (1,681,742)

 Index 500 Subaccount               2,102,667     687,171       4,837,242       (293,280)

 Asset Manager: Growth              0             646,949       3,573,788       (185,303)
Subaccount*

 Contrafund Subaccount*             0             5,345,476     27,832,893      (756,423)





                                              ENDING BALANCE

                                   UNITS         UNIT VALUE   DOLLARS



JANUARY 1, 1996 TO DECEMBER 31,
1996

 Money Market Subaccount            33,393,564   $15.30       $ 510,850,998

 High Income Subaccount             9,856,952    $24.89        245,332,651

 Equity-Income Subaccount           43,073,117   $31.05        1,337,348,204

 Growth Subaccount                  26,772,269   $34.97        936,189,066

 Overseas Subaccount                11,419,855   $21.29        243,142,393

 Investment Grade Subaccount        4,615,384    $17.36        80,112,903

 Asset Manager Subaccount           33,062,627   $20.75        686,200,145

 Index 500 Subaccount               18,160,844   $18.89        343,086,654

 Asset Manager: Growth              12,261,937   $14.49        177,691,548
Subaccount

 Contrafund Subaccount              53,010,249   $16.65        882,817,550

                                                              $ 5,442,772,11
                                                              2

JANUARY 1, 1995 TO DECEMBER 31,
1995

 Money Market Subaccount            26,268,846   $14.66       $ 385,129,503

 High Income Subaccount             7,797,315    $22.05        171,920,260

 Equity-Income Subaccount           41,937,122   $27.44        1,150,938,872

 Growth Subaccount                  23,019,869   $30.80        708,919,066

 Overseas Subaccount                9,560,376    $19.00        181,618,833

 Investment Grade Subaccount        3,993,107    $16.99        67,854,942

 Asset Manager Subaccount           39,821,641   $18.29        728,500,356

 Index 500 Subaccount               7,333,800    $15.54        113,950,091

 Asset Manager: Growth              4,035,434    $12.21        49,254,936
Subaccount*

 Contrafund Subaccount*             32,421,946   $13.87        449,633,817

                                                              $ 4,007,720,67
                                                              6



* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of Fidelity Investments
Variable Annuity Account I:

We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Annuity Account I (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Asset Manager: Growth Subaccount and Contrafund Subaccount) of Fidelity Investments Life Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company as of December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 29, 1997


(registered trademark)

America's largest privately-held investment management organization.

Fidelity Retirement Reserves (policy form FVA-88200), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity Insurance Agency, Inc. and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109